Trade receivables	12 Months Ended
Dec. 31, 2024
Trade Receivables
Trade receivables

10	Trade receivables

(a)	Financial position balances

	December 31, 2024	December 31, 2023
Private sector:
General (i) and special customers (ii)	2,409,094	2,200,921
Agreements (iii)	659,778	839,010

	3,068,872	3,039,931
Government entities:
Municipal	690,010	623,601
Federal	5,303	8,036
Agreements (iii)	370,823	374,372

	1,066,136	1,006,009
Wholesale customers – Municipal governments: (iv)
Mogi das Cruzes	4,744	4,343
São Caetano do Sul	11,773	45,333
São Caetano do Sul - Agreement	65,213	-

Total wholesale customers – Municipal governments	81,730	49,676

Unbilled supply	1,253,826	1,138,316

Subtotal	5,470,564	5,233,932
Allowance for doubtful accounts	(1,248,209)	(1,377,209)

Total	4,222,355	3,856,723

Current	3,894,557	3,584,287
Noncurrent	327,798	272,436

Total	4,222,355	3,856,723

(i)	General customers - residential and small and mid-sized companies;

(ii)	Special customers - large consumers, commercial, industries, condominiums and special billing customers (fixed demand agreements, industrial waste, wells, among others);

(iii)	Agreements - installment payments of past-due receivables, plus inflation adjustment and interest, according to the agreements; and

(iv)	Wholesale basis customers - municipal governments - This balance refers to the sale of treated water to municipalities, which are responsible for distributing to, billing and charging final customers.

(b)	The aging of trade receivables is as follows

	December 31, 2024	December 31, 2023

Current	2,979,496	2,723,975
Past-due:
Up to 30 days	637,375	627,986
From 31 to 60 days	303,238	271,476
From 61 to 90 days	177,777	181,639
From 91 to 120 days	168,515	127,421
From 121 to 180 days	241,030	290,610
From 181 to 360 days	47,992	57,289
Over 360 days	915,141	953,536

Total past-due	2,491,068	2,509,957

Total	5,470,564	5,233,932

(c)	Allowance for doubtful accounts

Changes in assets	December 31, 2024	December 31, 2023	December 31, 2022

Balance at beginning of the year	1,377,209	1,428,517	1,280,088
Constitution/(reversal) of losses	41,793	21,103	209,360
Recoveries	(170,793)	(72,411)	(60,931)

Balance at the end of the year	1,248,209	1,377,209	1,428,517

Reconciliation of estimated/historical losses of income	December 31, 2024	December 31, 2023	December 31, 2022

Write-offs	(685,581)	(703,325)	(636,366)
(Losses)/reversal with state entities - related parties	(1,208)	(903)	2,738
(Losses)/reversal with the private sector / government entities	(41,793)	(21,103)	(209,360)
Recoveries	170,793	72,411	60,931

Amount recorded expense (Note 31)	(557,789)	(652,920)	(782,057)

The Company does not have customers individually accounting for 10% or more of its total revenues.

(d)	Judicial Payment Order

The Company has judicial payment order issued as a result of final and unappealable lawsuits for the collection of unpaid water and sewage bills from public entities. These bills are considered allowance for doubtful accounts ('PECLD') in their entirety, and the updated values of said bills, calculated according to the respective judicial payment order, are not recognized due to uncertainties regarding their realization.

As of December 31, 2024, the Company has judicial payment order issued in its favor, currently totaling R$ 2,967,308 (R$ 3,085,265 as of December 31, 2023), which, as mentioned above, are fully provisioned at their original value and do not have their respective updates recognized in the financial statements.

The reversal of the PECLD for the original bills and their update are recognized when uncertainties regarding their realization are mitigated, i.e. when the realization value becomes determinable due to the predictability of the commencement of its receipt or when negotiated with third parties.

The Company’s judicial payment orders are as follows:

Debtor	December 31, 2024	December 31, 2023
Municipality of São Paulo	2,898,210	3,042,927
Municipality of Cotia	-	15,456
Municipality of Ferraz de Vasconcelos	22,883	-
Municipality of Cachoeira Paulista	12,608	14,964
Municipality of Agudos	14,039	-
Others	19,568	11,918
TOTAL	2,967,308	3,085,265

Additionally, the Company negotiated judicial payment order for overdue bills with the municipalities of Guarulhos, Santo André, and Mauá in previous fiscal years, which are currently suspended as they serve as collateral for the fulfillment of contracts entered into with the municipalities.

As of May 9, 2024, the Board of Directors approved the adherence to the Notice for agreement 1/2024 from the Municipality of São Paulo (PMSP), whose adherence deadline ended on June 30, 2024. The objective of said Notice was the presentation of direct agreement proposals by holders of judicial payment orders.

For the adherence to be effective, approval by the Judicial Payment Order Conciliation Chamber of the Municipal Attorney General Office (PGM) and other subsequent procedures according to the Notice would be required. SABESP could withdraw the proposal at any time, provided it is before the payment made by the Board of Registered Warrants Executions and Calculations of the São Paulo State Court of Justice (DEPRE TJSP), as provided in the Notice.

As of October 21, 2024, the Judicial Payment Orders Conciliation Chamber of the Attorney General Office of the Municipality of São Paulo approved part of the agreement proposals submitted by SABESP for the settlement of registered warrant credits under the Call Notice for agreement 1/2024.

The restated amounts of the judicial payment orders, object to the approved agreements, total R$ 701 million. A discount rate will be applied to these amounts based on the chronological order of payment, as outlined in item 1 of the Call Notice, and according to the calculations to be carried out by DEPRE TJSP, as follows: (i) 20% for credits from 2009 and 2010; (ii) 25% for credits from 2011 and 2012; (iii) 30% for credits from 2013 and 2014; (iv) 35% for credits from 2015 and 2019; and (v) 40% for credits from 2020 and 2024.

In late January 2025, the Municipal Government of São Paulo raised objections to the calculations made by DEPRE/TJSP, contesting the income tax percentage used, both in the tax base and the applied rate. As a result, given the uncertainty generated by the objection, it is not possible to identify a reasonable expectation for determining the amount to be realized. Therefore, no entry was recorded until December 31, 2024.

In the first three months of 2025, the Company received R$55.399 million related to this agreement.